One Financial Plaza, Hartford, CT 06103 | 800.248.7971 | Virtus.com

1933 Act/Rule 497(j)

October 3, 2022

Virtus Opportunities Trust

101 Munson Street

Greenfield, Massachusetts 01301

Telephone: 860-263-4791

Facsimile: 860-241-1028

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust
File Nos. 033-65137 and 811-07455

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Virtus Opportunities Trust Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on September 27, 2022 and effective on September 28, 2022.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr

cc:	Jennifer Fromm
Ralph Summa

Securities distributed by VP Distributors, LLC